RESTRUCTURING - Restructuring Charges (Credits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2,118	$ 8,084	$ 0
May 2021 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	(475)	4,313	0
Cost of disposal and retirement of property, plant and equipment	60	252	0
Restructuring charges	(415)	4,565	0
June 2022 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	1,981	0	0
Cost of disposal and retirement of property, plant and equipment	599	0	0
Restructuring charges	2,580	0	0
Other Restructuring:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	1,077	0
Cost of disposal and retirement of property, plant and equipment	(47)	2,440	0
Other costs	0	2	0
Restructuring charges	$ (47)	$ 3,519	$ 0